Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.69%
Advertising–0.90%
Interpublic Group of Cos., Inc. (The)	177,533	$6,611,329
Aerospace & Defense–2.44%
Howmet Aerospace, Inc.	138,817	5,881,676
Raytheon Technologies Corp.	121,861	11,933,848
		17,815,524
Agricultural & Farm Machinery–0.93%
Deere & Co.	16,443	6,788,986
Air Freight & Logistics–1.53%
United Parcel Service, Inc., Class B	57,720	11,197,103
Apparel, Accessories & Luxury Goods–0.62%
LVMH Moet Hennessy Louis Vuitton SE (France)	4,955	4,541,048
Application Software–2.98%
Manhattan Associates, Inc.(b)	52,789	8,174,377
Synopsys, Inc.(b)	17,696	6,835,080
Tyler Technologies, Inc.(b)(c)	19,156	6,793,484
		21,802,941
Automotive Parts & Equipment–1.10%
Aptiv PLC(b)	71,917	8,068,368
Automotive Retail–1.06%
O’Reilly Automotive, Inc.(b)	9,167	7,782,600
Biotechnology–2.28%
Gilead Sciences, Inc.	124,264	10,310,184
Seagen, Inc.(b)	31,422	6,362,012
		16,672,196
Broadline Retail–3.30%
Amazon.com, Inc.(b)	233,635	24,132,159
Communications Equipment–1.55%
Motorola Solutions, Inc.(c)	39,678	11,353,066
Construction Materials–1.00%
Vulcan Materials Co.	42,492	7,289,928
Consumer Finance–1.42%
American Express Co.	63,035	10,397,623
Consumer Staples Merchandise Retail–0.76%
Dollar General Corp.(c)	26,515	5,580,347
Distillers & Vintners–1.24%
Constellation Brands, Inc., Class A	40,120	9,062,707
Distributors–0.85%
LKQ Corp.(c)	109,941	6,240,251
Diversified Banks–2.26%
JPMorgan Chase & Co.	126,545	16,490,079
Diversified Financial Services–1.09%
Equitable Holdings, Inc.	313,112	7,949,914
Shares		Value
Electric Utilities–1.06%
American Electric Power Co., Inc.	84,892	$7,724,323
Electrical Components & Equipment–0.52%
Hubbell, Inc.	15,679	3,814,857
Environmental & Facilities Services–1.30%
Waste Connections, Inc.	68,538	9,531,580
Fertilizers & Agricultural Chemicals–1.10%
Mosaic Co. (The)	174,870	8,023,036
Financial Exchanges & Data–1.12%
Cboe Global Markets, Inc.	60,931	8,179,377
Food Distributors–1.10%
Sysco Corp.(c)	104,554	8,074,705
Health Care Equipment–2.05%
Boston Scientific Corp.(b)	137,781	6,893,184
Zimmer Biomet Holdings, Inc.(c)	62,662	8,095,930
		14,989,114
Health Care Facilities–1.33%
HCA Healthcare, Inc.(c)	36,808	9,705,533
Health Care Services–0.82%
CVS Health Corp.(c)	80,850	6,007,964
Home Improvement Retail–1.15%
Lowe’s Cos., Inc.	41,920	8,382,742
Hotels, Resorts & Cruise Lines–1.10%
Airbnb, Inc., Class A(b)	64,620	8,038,728
Household Products–1.97%
Procter & Gamble Co. (The)(c)	96,912	14,409,845
Industrial Conglomerates–1.13%
Honeywell International, Inc.	43,412	8,296,901
Industrial Machinery & Supplies & Components–1.30%
Otis Worldwide Corp.	112,460	9,491,624
Industrial REITs–1.55%
Prologis, Inc.(c)	90,829	11,332,734
Insurance Brokers–1.12%
Arthur J. Gallagher & Co.(c)	42,673	8,163,772
Integrated Oil & Gas–3.10%
Exxon Mobil Corp.	206,971	22,696,440
Integrated Telecommunication Services–1.15%
Deutsche Telekom AG (Germany)	347,507	8,416,933
Interactive Home Entertainment–1.05%
Electronic Arts, Inc.(c)	63,712	7,674,110
Interactive Media & Services–4.50%
Alphabet, Inc., Class A(b)	175,455	18,199,947
Meta Platforms, Inc., Class A(b)	69,363	14,700,794
		32,900,741

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
Internet Services & Infrastructure–0.56%
Snowflake, Inc., Class A(b)(c)	26,498	$4,088,376
Investment Banking & Brokerage–1.63%
Charles Schwab Corp. (The)	97,193	5,090,969
Raymond James Financial, Inc.(c)	73,351	6,841,448
		11,932,417
IT Consulting & Other Services–1.15%
Accenture PLC, Class A	29,397	8,401,957
Life Sciences Tools & Services–1.11%
Danaher Corp.(c)	32,251	8,128,542
Managed Health Care–2.43%
UnitedHealth Group, Inc.	37,632	17,784,507
Multi-line Insurance–1.12%
Hartford Financial Services Group, Inc. (The)	117,835	8,211,921
Multi-Utilities–1.30%
WEC Energy Group, Inc.	100,548	9,530,945
Oil & Gas Exploration & Production–0.81%
APA Corp.(c)	164,359	5,926,786
Oil & Gas Storage & Transportation–0.76%
Cheniere Energy, Inc.	35,444	5,585,974
Other Specialty Retail–0.46%
Bath & Body Works, Inc.	92,593	3,387,052
Pharmaceuticals–4.29%
AstraZeneca PLC, ADR (United Kingdom)	112,229	7,789,815
Catalent, Inc.(b)	65,033	4,273,318
Eli Lilly and Co.	25,891	8,891,487
Pfizer, Inc.	254,777	10,394,902
		31,349,522
Rail Transportation–1.35%
Union Pacific Corp.	48,999	9,861,539
Research & Consulting Services–0.58%
Equifax, Inc.(c)	20,863	4,231,851
Restaurants–0.65%
Starbucks Corp.	45,743	4,763,219
Retail REITs–0.44%
Kimco Realty Corp.	164,544	3,213,544
Semiconductor Materials & Equipment–1.22%
ASML Holding N.V., New York Shares (Netherlands)	13,080	8,903,687
Shares		Value
Semiconductors–4.37%
Advanced Micro Devices, Inc.(b)	62,154	$6,091,714
Marvell Technology, Inc.	124,456	5,388,945
NVIDIA Corp.	73,794	20,497,759
		31,978,418
Soft Drinks & Non-alcoholic Beverages–2.61%
PepsiCo, Inc.(c)	104,820	19,108,686
Systems Software–7.55%
Microsoft Corp.	191,464	55,199,071
Technology Hardware, Storage & Peripherals–4.90%
Apple, Inc.	217,373	35,844,808
Transaction & Payment Processing Services–2.57%
Visa, Inc., Class A(c)	83,396	18,802,462
Total Common Stocks & Other Equity Interests (Cost $583,256,840)		721,866,512
Money Market Funds–1.36%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	3,483,483	3,483,483
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	2,488,091	2,488,589
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	3,981,123	3,981,123
Total Money Market Funds (Cost $9,953,183)		9,953,195
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $593,210,023)		731,819,707
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.70%
Invesco Private Government Fund, 4.78%(d)(e)(f)	17,973,798	17,973,798
Invesco Private Prime Fund, 4.98%(d)(e)(f)	38,345,910	38,345,910
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,321,781)		56,319,708
TOTAL INVESTMENTS IN SECURITIES–107.75% (Cost $649,531,804)		788,139,415
OTHER ASSETS LESS LIABILITIES—(7.75)%		(56,707,431)
NET ASSETS–100.00%		$731,431,984
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,552,322	$8,850,319	$(8,919,158)	$-	$-	$3,483,483	$37,500
Invesco Liquid Assets Portfolio, Institutional Class	2,538,523	6,321,656	(6,370,828)	(178)	(584)	2,488,589	29,036
Invesco Treasury Portfolio, Institutional Class	4,059,797	10,114,651	(10,193,325)	-	-	3,981,123	45,884
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,748,490	112,257,894	(103,032,586)	-	-	17,973,798	149,502*
Invesco Private Prime Fund	22,496,118	208,844,500	(192,986,101)	(3,162)	(5,445)	38,345,910	416,813*
Total	$41,395,250	$346,389,020	$(321,501,998)	$(3,340)	$(6,029)	$66,272,903	$678,735

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$708,908,531	$12,957,981	$—	$721,866,512
Money Market Funds	9,953,195	56,319,708	—	66,272,903
Total Investments	$718,861,726	$69,277,689	$—	$788,139,415
Invesco V.I. Core Equity Fund